Related parties - Transactions with related parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2019
Transactions with related parties
Net operating revenue	$ 308	$ 180	$ 582	$ 342
Cost and operating expenses	(156)	(266)	(338)	(539)
Financial result	119	(3)	(389)	(3)
Joint Ventures
Transactions with related parties
Net operating revenue	180	68	341	137
Cost and operating expenses	(152)	(261)	(329)	(528)
Financial result	(21)	8	(8)	29
Associates
Transactions with related parties
Net operating revenue	67	57	127	118
Cost and operating expenses	(4)	(5)	(9)	(11)
Financial result	(1)	2	(1)	4
Stockholders
Transactions with related parties
Net operating revenue	61	55	114	87
Financial result	$ 141	$ (13)	$ (380)	$ (36)